Operating Expenses Before Credit Impairment Losses, Provisions and Charges	12 Months Ended
Dec. 31, 2021
Expenses by nature [abstract]
Operating Expenses Before Credit Impairment Losses, Provisions and Charges
6. OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT LOSSES, PROVISIONS AND CHARGES

			Group
	31 December 2021	2020(1)	2019(1)
	£m	£m	£m
Staff costs:
Wages and salaries	759	802	815
Performance-related payments	184	99	160
Social security costs	113	102	112
Pensions costs: – defined contribution plans	65	67	67
–defined benefit plans(2)	38	38	35
Other share-based payments	1	4	7
Other personnel costs	42	34	41
	1,202	1,146	1,237
Other administration expenses	831	710	684
Depreciation, amortisation and impairment	507	569	545
	2,540	2,425	2,466
(1) Adjusted to reflect the presentation of discontinued operations as set out in Note 43.
(2) Pension costs for defined benefit plans include £5m for curtailment as set out in Note 30.
Staff costs
’Performance-related payments’ include bonuses paid in cash and share awards granted under the arrangements described in Note 37. Included in this are equity-settled share-based payments, none of which related to option-based schemes. These are disclosed in the table below as ‘Share awards’. Performance-related payments above include amounts related to deferred performance awards as follows:

	Costs recognised in 2021			Costs expected to be recognised in 2022 or later
	Arising from awards in current year	Arising from awards in prior year	Total	Arising from awards in current year	Arising from awards in prior year	Total
	£m	£m	£m	£m	£m	£m
Cash	3	5	8	9	6	15
Shares	3	5	8	8	6	14
	6	10	16	17	12	29

The following table shows the amount of bonus awarded to employees for the performance year 2021. In the case of deferred cash and share awards, the final amount paid to an employee is influenced by forfeiture provisions and any performance conditions to which these awards are subject. The deferred share award amount is based on the fair value of these awards at the date of grant.

	Expenses charged in the year		Expenses deferred to future periods		Total
	2021	2020	2021	2020	2021	2020
	£m	£m	£m	£m	£m	£m
Cash award – not deferred	156	79	—	—	156	79
–deferred	8	9	15	11	23	20
Shares award – not deferred	12	3	—	—	12	3
–deferred	8	8	14	11	22	19
Total discretionary bonus	184	99	29	22	213	121
On 26 October 2018, the High Court handed down a judgement concluding that defined benefit schemes should equalise pension benefits for men and women in relation to GMP and concluded on the methods that were appropriate. The estimated increase in liabilities at the date of the judgement was £40m and was based on a number of assumptions and the actual impact may be different. This was reflected in the income statement and in the closing net accounting surplus of the Scheme in 2018. The allowance included in the Scheme liabilities at 31 December 2021 decreased by £5m (2020: £5m, 2019: £5m) to £45m (2020: £50m, 2019: £45m) to reflect the latest assumptions. This change was recognised in other comprehensive income. Work is being undertaken by the Trustee to implement GMP equalisation.
‘Other share-based payments’ consist of options granted under the Employee Sharesave scheme which comprise the Santander UK group’s cash-settled share-based payments. For more, see Note 37.
The average number of full-time equivalent staff was 19,844 (2020: 22,139, 2019: 23,706).
Depreciation, amortisation and impairment
In 2021, depreciation, amortisation and impairment included depreciation of £81m (2020: £92m, 2019: £103m) on operating lease assets (where the Santander UK group is the lessor) with a net book value of £595m at 31 December 2021 (2020: £542m, 2019: £574m). It also included depreciation of £20m (2020: £59m, 2019: £61m) on right-of-use assets with a net book value of £119m at 31 December 2021 (2020: £103m, 2019: £153m).
'Other administration expenses' includes £23m (2020: £10m, 2019: £13m) expenses related to short-term leases.In 2021, 'Depreciation, amortisation and impairment' included an impairment charge of £88m (2020:£nil) associated with branch and head office site closures as part of the transformation programme. For more, see Note 21.